STATEMENTS OF STOCKHOLDERS' DEFICIT [Parenthetical] (USD $)	5 Months Ended
Oct. 31, 2008
Stock Issued During Period Exercise Price New Issues One	$ 0.00008889
Stock Issued During Period Exercise Price New Issues Two	$ 0.0008889
Stock Issued During Period Exercise Price New Issues Three	$ 0.0133339